Income Taxes	12 Months Ended
May 31, 2023
Income Taxes [Abstract]
Income taxes

Note 8 – Income taxes

Cayman Islands

ZKGC Cayman was incorporated in the Cayman Islands and is not subject to tax on income or capital gains under the laws of Cayman Islands. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

Hong Kong

ZKGC International is incorporated in Hong Kong and is subject to Hong Kong Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. The applicable tax rate is 16.5% in Hong Kong. The Company did not make any provision for the Hong Kong profits tax as there were no assessable profits derived from or earned in Hong Kong since inception. Under Hong Kong tax law, ZKGC International is exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

PRC

Zhongke WFOE, Hainan ZKGC, and Network ZKGC are governed by the income tax laws of the PRC and the income tax provisions in respect to operations in the PRC is calculated at the applicable tax rates on the taxable income for the periods based on existing legislation, interpretations and practices in respect thereof. Under the Enterprise Income Tax Laws of the PRC (the “EIT Laws”), domestic enterprises and Foreign Investment Enterprises (the “FIEs”) are usually subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on a case-by-case basis.

Provision for income taxes consisted of:

	Year Ended May 31,	Year Ended May 31,
	2023	2022

Current income tax expense	$51,712	$23,019
Provision for income taxes	$51,712	$23,019

Significant components of net deferred tax assets and liabilities were as follows:

	May 31, 2023	May 31, 2022
Deferred tax assets
Net operating loss carryforwards in China	$30,478	$10,274
Total deferred tax assets	30,478	10,274
Valuation allowance	(30,478)	(10,274)
Total net deferred tax asset	$-	$-

As of May 31, 2023 and May 31, 2022, the Company had a net operating loss (NOL) carryforward of approximately $120,000 and $40,000, respectively, from Hainan ZKGC’s subsidiary, Network ZKGC. The NOL will expire approximately $12,000 in 2026, $28,000 in 2027 and approximately $80,000 in 2028. Network ZKGC expects to continue to generate losses in the coming years, and believes it is more likely than not that its PRC operations will not be able to fully utilize its deferred tax assets related to the net operating loss carryforwards in the PRC. The Company evaluates the recoverable amounts of deferred tax assets and considers both positive and negative factors when assessing the future realization of the deferred tax assets and applies weight to the relative impact of the evidence to the extent it can be objectively verified. Management provided a 100% valuation allowance for the deferred tax assets as of May 31, 2023 and May 31, 2022.

Reconciliation of the effective income tax rate is as follows:

	Year Ended May 31,	Year Ended May 31,
	2023	2022

Tax at PRC statutory rate	25.0%	25.0%
Effect of non-utilization of Network ZKGC net loss	16.7%	12.2%
Effective tax rate	41.7%	37.2%

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of May 31, 2023 and May 31, 2022, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur interest and penalties for the year ended May 31, 2023 and 2022. The Company does not anticipate any significant increases or decreases in unrecognized tax benefits in the next twelve (12) months from May 31, 2023.

Taxes payable consisted of the following:

	May 31, 2023	May 31, 2022

Income taxes	$86,111	$37,838
Value added tax (“VAT”)	49,377	31,610
Other taxes	5,197	3,572
Total	$140,685	$73,020